As filed with the Securities and Exchange Commission on July 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2018

Date of reporting period:  May 31, 2017

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
May 31, 2017 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 99.59%
Alabama - 4.19%
County of Jefferson Alabama Revenue Bonds
5.25%, 1/1/2019 (Callable 7/3/2017)	$500,000	$500,865
5.25%, 1/1/2020 (Callable 7/3/2017)	300,000	300,525
5.50%, 1/1/2021 (Callable 7/3/2017) (AGM Insured)	275,000	275,534
5.50%, 1/1/2022 (Callable 7/3/2017)	145,000	145,281
5.25%, 1/1/2023 (Callable 7/3/2017) (AGM Insured)	100,000	100,176
5.25%, 1/1/2023 (Callable 7/3/2017)	100,000	100,176
5.00%, 1/1/2024 (Callable 7/3/2017)	500,000	500,785
4.75%, 1/1/2025 (Callable 7/3/2017)	1,000,000	1,001,390
4.75%, 1/1/2025 (Callable 7/3/2017) (AMBAC Insured)	655,000	655,910
4.75%, 1/1/2025 (Callable 7/3/2017) (AGM Insured)	800,000	801,112
		4,381,754
California - 4.69%
California Statewide Communities Development Revenue Bonds
5.25%, 12/1/2029 (Callable 12/1/2024)	1,000,000	1,127,740
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	545,505
Palomar Health California Revenue Refunding Bonds
5.00%, 11/1/2028 (Callable 11/1/2026)	1,345,000	1,533,219
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	1,550,000	1,698,351
		4,904,815
Colorado - 0.53%
Denver Colorado Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2033 (Callable 12/1/2026)	500,000	557,970
District of Columbia - 1.52%
District of Columbia Revenue Bonds
6.25%, 10/1/2032 (Callable 4/1/2021)	220,000	227,586
6.25%, 10/1/2032 (Callable 4/1/2021)	205,000	243,983
6.50%, 10/1/2041 (Callable 4/1/2021)	15,000	17,992
6.50%, 10/1/2041 (Callable 4/1/2021)	1,085,000	1,101,101
		1,590,662
Florida - 13.36%
Alachua County Health Facilities Authority Revenue Bonds
5.00%, 12/1/2036 (Callable 12/1/2024)	1,000,000	1,114,790
Babcock Ranch Community Independent Special District Revenue Bonds
4.25%, 11/1/2021	595,000	610,119
4.75%, 11/1/2026 (Callable 11/1/2025)	925,000	958,689
5.00%, 11/1/2031 (Callable 11/1/2025)	155,000	157,976
5.25%, 11/1/2046 (Callable 11/1/2025)	265,000	267,496
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/1/2043 (Callable 11/1/2023)	1,000,000	1,095,330
Collier County Health Facilities Authority Revenue Bonds
5.00%, 5/1/2045 (Callable 5/1/2025)	2,255,000	2,480,228
Florida Gulf Coast University Financing Corp. Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2023)	600,000	663,618
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2032 (Callable 4/1/2022)	500,000	547,385
Halifax Hospital Medical Center Florida Hospital Revenue Bonds
5.00%, 6/1/2036 (Callable 6/1/2026)	1,500,000	1,664,910
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	505,260
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,065,520

Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	369,555
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	750,000	891,480
Talis Park Community Development District Special Assessment
5.25%, 5/1/2021	200,000	200,684
Town of Davie Florida Revenue Bonds
6.00%, 4/1/2042 (Callable 4/1/2023)	500,000	586,560
Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 5/1/2038 (Callable 7/3/2017)	805,000	805,362
		13,984,962
Georgia - 1.68%
Private Colleges & Universities Authority
5.00%, 4/1/2044 (Callable 4/1/2024)	1,625,000	1,757,373
Guam - 1.68%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	546,020
Guam Power Authority Revenue Bonds
5.00%, 10/1/2021	495,000	551,678
5.00%, 10/1/2034 (Callable 10/1/2022)	625,000	655,850
		1,753,548
Illinois - 12.99%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2022 (Callable 12/1/2017) (AGM Insured)	220,000	222,204
5.50%, 12/1/2026 (AGC Insured)	1,465,000	1,635,848
5.00%, 12/1/2042 (Callable 12/1/2022) (AGM Insured)	1,000,000	1,038,850
Chicago Illinois Wastewater Transmission Revenue Bonds
5.00%, 1/1/2027 (Callable 1/1/2022)	345,000	372,735
City of Chicago Illinois General Obligation Bonds
4.00%, 1/1/2020 (Callable 1/1/2018)	225,000	225,133
5.00%, 1/1/2024	500,000	508,380
5.00%, 1/1/2025	1,100,000	1,113,793
5.00%, 1/1/2029 (Callable 1/1/2020) (AGM Insured)	500,000	528,000
5.25%, 1/1/2033 (Callable 1/1/2018)	340,000	338,912
5.50%, 1/1/2039 (Callable 1/1/2025)	1,000,000	1,005,490
City of Chicago Illinois Sales Tax Revenue Bonds
5.00%, 1/1/2032 (Callable 1/1/2025)	250,000	264,345
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2026	500,000	577,420
5.00%, 11/1/2044 (Callable 11/1/2024)	1,000,000	1,070,130
Metropolitan Pier & Exposition Authority Revenue Bonds
5.20%, 6/15/2050 (Callable 6/15/2020)	2,000,000	2,014,980
State of Illinois General Obligation Bonds
5.00%, 2/1/2021	600,000	633,984
5.25%, 7/1/2030 (Callable 7/1/2023)	500,000	517,030
5.00%, 5/1/2034 (Callable 5/1/2024)	500,000	507,560
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,009,510
		13,584,304
Iowa - 1.04%
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,105,000	1,087,994
Maine - 1.60%
Maine Health & Higher Education Facilities Authority Revenue Bonds
5.00%, 7/1/2024 (Callable 7/1/2023)	850,000	939,241
5.00%, 7/1/2027 (Callable 7/1/2023)	300,000	324,246
5.00%, 7/1/2033 (Callable 7/1/2023)	385,000	405,563
		1,669,050

Maryland - 4.37%
Baltimore Maryland Convention Center Revenue Bonds
5.00%, 9/1/2024	250,000	290,898
5.00%, 9/1/2030 (Callable 9/1/2027)	1,000,000	1,153,560
5.00%, 9/1/2031 (Callable 9/1/2027)	1,000,000	1,141,420
City of Baltimore Maryland Revenue Bonds
5.25%, 9/1/2023 (Callable 7/3/2017) (XLCA Insured)	205,000	205,451
5.25%, 9/1/2025 (Callable 7/3/2017) (XLCA Insured)	50,000	50,110
5.25%, 9/1/2026 (Callable 7/3/2017) (XLCA Insured)	50,000	50,110
5.00%, 9/1/2032 (Callable 7/3/2017) (XLCA Insured)	75,000	75,155
5.25%, 9/1/2039 (Callable 7/3/2017) (XLCA Insured)	540,000	541,188
Maryland State Economic Development Corp. Student Housing Refunding Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,065,540
		4,573,432
Massachusetts - 2.14%
Massachusetts Development Finance Agency Revenue Bonds
5.00%, 7/1/2028 (Callable 7/1/2026)	1,000,000	1,148,380
5.00%, 7/1/2044 (Callable 7/1/2025)	500,000	542,445
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	550,460
		2,241,285
Michigan - 8.15%
City of Detroit Michigan General Obligation Bonds
5.25%, 4/1/2023 (Callable 7/3/2017) (AMBAC Insured)	58,900	58,905
City of Detroit Michigan Sewage Disposal System Revenue Bonds
7.00%, 7/1/2027 (Callable 7/1/2019) (AGM Insured)	1,000,000	1,111,790
County of Wayne Michigan General Obligation Bonds
5.00%, 2/1/2038 (Callable 2/1/2018) (AGM Insured)	1,000,000	1,007,190
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/1/2020 (AGM Insured)	565,000	616,726
5.00%, 10/1/2026 (Callable 10/1/2022) (AGM Insured)	275,000	300,303
Michigan Finance Authority Revenue Bonds
5.00%, 7/1/2032 (Callable 7/1/2024) (AGM Insured)	1,000,000	1,145,770
5.00%, 7/1/2034 (Callable 7/1/2024) (NATL Insured)	870,000	968,388
5.00%, 7/1/2035 (Callable 7/1/2025)	1,000,000	1,092,170
5.00%, 7/1/2044 (Callable 7/1/2024)	1,500,000	1,622,264
Ypsilanti Michigan School District General Obligation Bonds
5.00%, 5/1/2027 (Callable 5/1/2026) (BAM Insured)	500,000	595,715
		8,519,221
Minnesota - 6.77%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
3.00%, 2/1/2000 (b) (c)	15,000	10,500
3.00%, 2/1/2002 (b) (c)	30,000	21,000
3.00%, 2/1/2005 (b) (c)	20,000	14,000
3.00%, 2/1/2006 (b) (c)	20,000	14,000
3.00%, 2/1/2007 (b) (c)	65,000	45,500
3.00%, 6/1/2008 (b) (c)	10,000	7,000
3.00%, 2/1/2017 (b) (c)	450,000	315,000
3.00%, 2/1/2025 (b) (c)	9,500,000	6,650,000
		7,077,000
New Hampshire - 0.58%
Manchester New Hampshire Airport Revenue Bonds
5.00%, 1/1/2023	530,000	603,538
New Jersey - 6.73%
City of Atlantic City New Jersey General Obligation Bonds
5.00%, 3/1/2025 (BAM Insured)	350,000	398,220
5.00%, 3/1/2026 (BAM Insured)	215,000	245,143
5.00%, 3/1/2027 (BAM Insured)	100,000	114,314
5.00%, 3/1/2042 (Callable 3/1/2027) (BAM Insured)	450,000	496,638
New Jersey Economic Development Authority School Facilities Construction Bonds
5.00%, 6/15/2025	500,000	539,020
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,023,170
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/2025 (Callable 6/15/2023)	1,000,000	1,073,560

4.63%, 6/15/2030 (Callable 6/15/2025)	1,000,000	1,032,140
5.00%, 6/15/2044 (Callable 6/15/2024)	1,000,000	1,015,370
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,102,560
		7,040,135
New York - 6.37%
Brooklyn Arena Local Development Corp. Revenue Bonds
4.00%, 7/15/2031 (Callable 1/15/2027) (AGM Insured)	500,000	540,600
5.00%, 7/15/2042 (Callable 1/15/2027)	2,000,000	2,248,200
New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2019 (Callable 7/3/2017) (AMBAC Insured)	510,000	511,423
5.00%, 1/1/2031 (Callable 7/3/2017) (AMBAC Insured)	70,000	70,167
5.00%, 1/1/2046 (Callable 7/3/2017) (AMBAC Insured)	1,400,000	1,402,982
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	1,500,000	1,892,565
		6,665,937
Pennsylvania - 3.82%
Pennsylvania Turnpike Commission Revenue Bonds
5.00%, 12/1/2030 (Callable 12/1/2025)	500,000	574,045
5.00%, 12/1/2040 (Callable 12/1/2025)	1,500,000	1,698,120
School District of Philadelphia General Obligation Bonds
5.00%, 9/1/2027 (Callable 9/1/2026)	1,500,000	1,723,470
		3,995,635
Puerto Rico - 5.72%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	721,166
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.00%, 7/1/2028 (Callable 7/1/2018) (AGC Insured)	1,000,000	1,026,270
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 7/3/2017) (NATL Insured)	395,000	395,916
5.00%, 7/1/2023 (Callable 7/3/2017) (NATL Insured)	180,000	180,410
5.00%, 7/1/2024 (Callable 7/3/2017) (NATL Insured)	420,000	425,204
5.00%, 7/1/2024 (Callable 7/3/2017) (AGM Insured)	450,000	453,529
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.00%, 7/1/2018 (Callable 7/3/2017) (NATL Insured)	195,000	195,415
4.75%, 7/1/2038 (Callable 7/1/2018) (NATL Insured)	1,685,000	1,678,259
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	815,000	904,031
		5,980,200
Tennessee - 1.39%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
5.00%, 10/1/2035 (Callable 10/1/2025)	650,000	709,046
Chattanooga Tennessee Health, Educational, and Student Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	575,130
5.00%, 10/1/2030 (Callable 10/1/2025)	150,000	167,583
		1,451,759
Texas - 4.13%
Austin Convention Enterprises, Inc. Revenue Bonds
5.00%, 1/1/2034 (Callable 1/1/2027)	800,000	875,064
5.00%, 1/1/2034 (Callable 6/8/2017) (XLCA Insured)	1,760,000	1,760,616
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2034 (Callable 8/15/2024)	1,000,000	1,121,640
5.00%, 8/15/2037 (Callable 8/15/2024)	500,000	557,405
		4,314,725
Vermont - 0.77%
City of Burlington Vermont Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	795,000	802,068
Virginia - 1.40%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	500,000	501,925
5.00%, 7/15/2047 (Callable 7/15/2022)	905,000	959,734
		1,461,659

Washington - 2.99%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	195,525
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,030,820
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/1/2022	750,000	839,483
4.00%, 12/1/2026	500,000	530,410
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	528,910
		3,125,148
Wisconsin - 0.98%
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	1,021,090
TOTAL MUNICIPAL BONDS (Cost $99,769,164)		104,145,264

MONEY MARKET FUNDS - 3.84%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.64% (a)	4,012,055	4,012,055
TOTAL MONEY MARKET FUNDS (Cost $4,012,055)		4,012,055

Total Investments (Cost $103,781,219) - 103.43%		108,157,319
Liabilities in Excess of Other Assets - (3.43)%		(3,588,454)
TOTAL NET ASSETS - 100.00%		$104,568,865

Scheduled principal and interest payments are guaranteed by the following bond insurers.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corp.
BAM - Build America Mutual
NATL - National Public Finance Guarantee
XLCA - Syncora Guarantee Inc.
The insurance does not guarantee the market value of the municipal bonds.
(a)	Rate shown is the 7-day annualized yield at May 31, 2017.
(b)	Security is considered illiquid. As of May 31, 2017, the value of these investments was $7,077,000 or 6.77% of total net assets.
(c)	Security is in default.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
May 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund's (the "Fund") investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2017, the Fund held illiquid securities with a value of $7,077,000 or 6.77% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	$10,110,000	9/04 – 2/14	$4,433,456

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$-	$104,145,264	$-	$104,145,264
Money Market Funds	4,012,055	-	-	4,012,055
Total Investments	$4,012,055	$104,145,264	$-	$108,157,319

Refer to the Fund's schedule of investments for additional information. Transfers between levels are recognized at May 31, 2017, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended May 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$103,781,219

Gross unrealized appreciation	$4,876,901
Gross unrealized depreciation	(500,801)
Net unrealized appreciation	$4,376,100

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                     7/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                     7/25/2017

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date                     7/25/2017

* Print the name and title of each signing officer under his or her signature.